Leases (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases Details 2Abstract
Depreciation expense of right-of-use assets	$ 880
Interest expense on lease liabilities	345
Expenses relating to short term leases	151
Variable lease payments	155
Total amount recognized in consolidated statement of operations and comprehensive loss	$ 1,531